Note 14 - Segment Information (Tables)	12 Months Ended
Mar. 31, 2023
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Fruit and	Prepared	Snack
	Vegetable	Foods	Products	Other	Total
Fiscal Year 2023:
Net sales	$1,465,963	$-	$12,661	$30,728	$1,509,352
Operating income	51,272	-	(1,241)	2,905	52,936
Capital expenditures	64,192	-	131	7,482	71,805
Depreciation and amortization	40,256	-	102	583	40,941

Fiscal Year 2022:
Net sales	$1,344,586	$-	$12,332	$28,362	$1,385,280
Operating income	66,750	-	75	3,520	70,345
Capital expenditures	47,421	-	67	4,612	52,100
Depreciation and amortization	36,126	-	121	276	36,523

Fiscal Year 2021:
Net sales	$1,363,263	$71,866	$10,999	$21,516	$1,467,644
Operating income	175,810	1,967	705	2,585	181,067
Capital expenditures	67,963	1,451	508	1,528	71,450
Depreciation and amortization	29,533	2,299	194	349	32,375